Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (417,334)	$ (39,938)	$ (466,489)	$ (63,494)	$ (116,194)	$ 9,222	$ 796
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	2,691	1,190	4,528	(819)	(3,912)	(8,680)	719
Change of ownership interest in subsidiary	6,623	0	6,623	0
Total other comprehensive income (loss)	9,314	1,190	11,151	(819)	(3,912)	(8,680)	719
Comprehensive income (loss)	$ (408,020)	$ (38,748)	$ (455,338)	$ (64,313)	$ (120,106)	$ 542	$ 1,515